Share Capital, Reserves and Accumulated Deficit (Details) - Ordinary Shares [Member]	Dec. 31, 2023 ₪ / shares shares
Share Capital, Reserves and Accumulated Deficit [Line Items]
Ordinary shares, par value | ₪ / shares	₪ 0.1
Ordinary shares, authorized | shares	1,450,000,000